Schedule I Condensed Non-Consolidated Financial Information of Registrant	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I Condensed Non-Consolidated Financial Information of Registrant
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2017 $	As at December 31, 2016 $
ASSETS
Current
Cash and cash equivalents	22,050	8,585
Accounts receivable	699	3,241
Prepaid expenses and other	175	49
Due from affiliates	736,938	786,110
Total current assets	759,862	797,985
Investments in subsidiaries (note 1)	1,117,291	3,122,738
Other assets	297	1,586
Total assets	1,877,450	3,922,309
LIABILITIES AND EQUITY
Current
Accounts payable	1,660	344
Accrued liabilities	24,972	26,036
Due to affiliates	254,983	1,951,901
Other current liabilities	2,239	2,441
Total current liabilities	283,854	1,980,722
Long-term debt (note 2)	586,982	584,349
Other long-term liabilities	10,783	11,981
Total liabilities	881,619	2,577,052
Equity
Common stock and additional paid-in capital	919,078	887,075
Retained earnings	76,753	458,182
Total equity	995,831	1,345,257
Total liabilities and equity	1,877,450	3,922,309
The accompanying notes are an integral part of the condensed non-consolidated financial information.

TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS (NOTE 1)
(in thousands of U.S. dollars)

	Year ended December 31, 2017 $	Year ended December 31, 2016 $	Year ended December 31, 2015 $
Revenues	5,089	14,142	34,373
Voyage expenses	(242)	(59)	(499)
Vessel operating expenses	—	(30)	(652)
Time-charter hire expense	(17,765)	(24,477)	(43,013)
General and administrative expenses	(20,549)	(20,583)	(27,708)
Loss from vessel operations	(33,467)	(31,007)	(37,499)
Interest expense	(53,103)	(53,164)	(38,196)
Interest income	422	18,430	7,781
Impairments of investments (note 1)	(338,749)	—	(1,360,705)
Dividend income (note 1)	58,000	1,039	109
Other	4,764	(981)	(46,190)
Net loss before income taxes	(362,133)	(65,683)	(1,474,700)
Income tax (expense) recovery	(251)	(525)	52
Net loss	(362,384)	(66,208)	(1,474,648)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net loss	(362,384)	(66,208)	(1,474,648)
Non-cash items:
Unrealized (gain) loss on derivative instruments	(2,336)	604	(34,871)
Impairments of investments	338,749	—	1,360,705
Income tax expense (recovery)	251	525	(52)
Stock-based compensation	6,952	7,106	8,054
Dividends-in-kind	(58,000)	(1,039)	—
Other	3,262	529	(6,907)
Change in operating assets and liabilities	718	17,050	25,499
Net operating cash flow	(72,788)	(41,433)	(122,220)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	—	—	194,358
Scheduled repayments of long-term debt	—	—	(86,645)
Decrease in restricted cash	—	—	22,520
Advances from (to) affiliates	103,400	(15,802)	179,095
Net proceeds from equity issuances	25,636	105,462	—
Cash dividends paid	(18,967)	(17,406)	(125,881)
Other financing activities	(662)	(666)	(4,306)
Net financing cash flow	109,407	71,588	179,141
INVESTING ACTIVITIES
Investments in subsidiaries	(24,443)	(62,714)	(54,215)
Other investing activities	1,289	660	1,250
Net investing cash flow	(23,154)	(62,054)	(52,965)
Increase (decrease) in cash and cash equivalents	13,465	(31,899)	3,956
Cash and cash equivalents, beginning of the year	8,585	40,484	36,528
Cash and cash equivalents, end of the year	22,050	8,585	40,484
Supplemental cash flow information (note 4)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
1. Summary of Significant Accounting Policies
Basis of presentation
The accompanying condensed non-consolidated financial information is required by SEC Regulation S-X 5-04 for Teekay Corporation (or Teekay), which requires the inclusion of financial information for Teekay on a stand-alone basis if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year.
Teekay’s investments in subsidiaries are presented in this financial information under the cost method of accounting, whereby Teekay’s investment in subsidiaries is measured initially at cost. Under the cost method of accounting for investments in common stock, dividends are the basis for recognition of earnings from an investment. Under this method, an investor recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the investor only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as reductions of cost of the investment. Teekay received dividends from its subsidiaries of $58.0 million (2017), $1.0 million (2016) and $0.1 million (2015), respectively.
Teekay recognizes an impairment loss on its investments in its subsidiaries when a decline in fair value is considered to be other-than-temporary. During the years ended December 31, 2017, 2016 and 2015, Teekay recognized impairment losses of $338.7 million, nil and $1.4 billion, respectively, in relation to other-than-temporary declines in the fair value of its investments.
A substantial amount of Teekay’s operating, investing and financing activities are conducted by its affiliates and not reflected in this financial information. The condensed non-consolidated financial information should be read in conjunction with Teekay’s consolidated financial statements.
2. Long-term debt

	December 31, 2017 $	December 31, 2016 $
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Less unamortized discount and debt issuance costs	(5,675)	(8,308)
Total debt	586,982	584,349
Long-term portion	586,982	584,349
The Company’s 8.5% senior unsecured notes are due January 15, 2020 with an original aggregate principal amount of $450 million (or the Original Notes). The Original Notes issued on January 27, 2010 were sold at a price equal to 99.2% of par. During 2014, the Company repurchased $57.3 million of the Original Notes. In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes due on January 15, 2020 (or the Notes) at 99.01% of face value, plus accrued interest from July 15, 2015. The Notes are an additional issuance of the Company’s Original Notes (collectively referred to as the 8.5% Notes). The Notes were issued under the same indenture governing the Original Notes, and are fungible with the Original Notes. The discount on the 8.5% Notes is accreted through the maturity date of the notes using the effective interest rate of 8.67% per annum.

The Company capitalized aggregate issuance costs of $13.3 million which are amortized to interest expense over the term of the 8.5% Notes. As of December 31, 2017, the unamortized balance of the capitalized issuance cost was $3.8 million which is recorded in long-term debt in the condensed balance sheet. The 8.5% Notes rank equally in right of payment with all of Teekay’s existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.
The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date.
3. Guarantees
Teekay Corporation has guaranteed obligations pursuant to certain credit facilities of its subsidiaries. As at December 31, 2017, the aggregate outstanding balance on such credit facilities of Teekay Tankers was $252.7 million. As at December 31, 2016, the aggregate outstanding balance on such credit facilities of Teekay Tankers and Teekay Offshore was $150.0 million and $364.0 million, respectively. In September 2017, Teekay was released from all of its previous guarantees relating to Teekay Offshore's long-term debt and interest rate swap and cross currency swap agreements.
4. Supplemental Cash Flow Information
During 2017, one of the Company's subsidiaries returned capital in the amount of $1.7 billion, paid-in-kind, which was treated as a non-cash transaction in the Company's condensed statement of cash flows.
During 2017 and 2016, the Company received dividends of $58.0 million and $1.0 million, respectively, paid-in-kind, which were treated as non-cash transactions in the Company's condensed statement of cash flows